UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440, Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

The Cushing® Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2014

Common Stock - 59.5% (1)	Shares	Fair Value
Chemicals - 10.9% (1)
Netherlands - 4.7% (1)
LyondellBasell Industries NV (2)	92,538	$8,150,747
United States - 6.2% (1)
The Dow Chemical Company (2)	81,000	3,945,510
E.I. du Pont de Nemours and Company (2)	40,000	2,664,800
Westlake Chemical Corp.	30,000	3,999,900
		18,760,957
Engineering & Construction - 5.9% (1)
Netherlands - 2.4% (1)
Chicago Bridge & Iron Co. (2)	49,000	4,125,310
United States - 3.5% (1)
Chart Industries Inc. (3)	18,000	1,504,080
Jacobs Energy Group Inc. (3)	25,000	1,516,250
KBR, Inc.	43,000	1,187,660
Quanta Services, Inc. (3)	55,000	1,936,550
		10,269,850
Exploration & Production - 3.1% (1)
United States - 3.1% (1)
Cabot Oil & Gas Corporation	35,000	1,225,000
EOG Resources, Inc.	4,700	890,274
Occidental Petroleum Corporation	20,000	1,930,400
Rosetta Resources Inc. (3)	20,000	887,400
RSP Permian Inc. (3)	12,500	347,500
		5,280,574
Industrials - 6.6% (1)
United States - 6.6% (1)
Flowserve Corporation	15,000	1,218,150
Fluor Corporation	35,100	2,726,919
MRC Global Inc. (3)	65,000	1,671,800
Trinity Industrials, Inc.	30,000	2,154,300
United Rentals, Inc. (3)	40,000	3,533,600
		11,304,769
Integrated Oil - 1.7% (1)
Netherlands - 1.7% (1)
Royal Dutch Shell PLC	39,500	2,878,365

Machinery - 1.2% (1)
United States - 1.2% (1)
ITT Corporation	10,000	439,000
Wabtec Corporation	20,000	1,587,400
		2,026,400
Manufacturing - 2.3% (1)
United States - 2.3% (1)
Dresser-Rand Group Inc. (3)	25,000	1,358,250
FMC Technologies Inc. (3)	10,000	502,400
GreenBrier Companies Inc. (3)	50,000	2,103,500
		3,964,150

Oil and Gas Services - 3.4% (1)
Bermuda - 1.3% (1)
Seadrill Limited	60,000	2,217,600
Netherlands - 0.0% (1)
Franks Intl	62	1,466
United States - 2.1% (1)
Cameron International Corporation (3)	30,000	1,921,800
Hornbeck Offshore SVCS Inc. (3)	40,000	1,710,400
		5,851,266
Refining - 9.4% (1)
United States - 9.4% (1)
HollyFrontier Corporation (2)	38,000	1,731,660
Marathon Petroleum Corporation (2)	48,100	4,040,400
Phillips 66 (2)	71,500	5,352,490
Tesoro Corporation	50,000	2,550,500
Western Refining Inc.	70,000	2,551,500
		16,226,550
Transportation - 10.0% (1)
Bermuda - 2.6% (1)
Gaslog LTD	126,500	2,664,090
Golar LNG Ltd.	50,000	1,830,000
Canada - 0.6% (1)
Canadian Pacific Royalty Limited	7,200	1,130,400
Republic of the Marshall Islands - 2.6% (1)
Ardmore Shipping Corporation	170,854	2,217,685
Navigator Holdings Limited (3)	91,000	2,197,650
United States - 4.2% (1)
Genesee & Wyoming Inc. (3)	19,500	1,928,940
Kirby Corp. (3)	34,000	3,556,740
Quality Distribution Inc. (3)	20,000	256,400
Swift Trasportation Co. (3)	60,000	1,461,600
		17,243,505
Utilities - 5.0% (1)
United States - 5.0% (1)
Duke Energy Corporation	22,000	1,559,360
PG&E Corp.	30,000	1,321,800
PPL Corp. (2)	100,000	3,229,000
The Southern Company	60,500	2,562,175
		8,672,335

Total Common Stock (Cost $80,558,832)		$102,478,721

Master Limited Partnerships and Related Companies - 32.4% (1)
Chemicals - 1.9% (1)
United States - 1.9% (1)
Petrologistics, L.P.	250,000	$3,227,500

Crude Oil/ Refined Products Pipelines and Storage - 9.4% (1)
United States - 9.4% (1)
Cheniere Energy Partners, L.P. (2)	230,000	6,541,200
Phillips 66 Partners, L.P. (2)	124,870	5,721,543
Tesoro Logistics Partners, L.P. (2)	30,100	1,812,020
World Point Terminals, L.P.	101,000	2,107,870
		16,182,633
Materials - 0.9% (1)
United States - 0.9% (1)
OCI Partners, L.P. (3)	65,000	1,609,400

Natural Gas Gatherers & Processors - 1.3% (1)
United States - 1.3% (1)
QEP Midstream Partners, L.P.	103,700	2,216,069

Other - 1.4% (1)
Republic of the Marshall Islands - 1.4% (1)
Seadrill Partners, LLC	79,800	2,506,518

Refining - 4.8% (1)
United States - 4.8% (1)
Calumet Specialty Products Partners, L.P. (2)	85,100	2,167,497
Delek Logistics Partners, L.P. (2)	179,000	6,050,200
		8,217,697
Shipping - 8.6% (1)
Republic of the Marshall Islands - 8.6% (1)
Capital Product Partners, L.P. (2)	426,000	4,583,760
Knot Offshore Partners, L.P.	85,970	2,467,339
Navios Maritime Partners, L.P.	150,000	2,565,000
Teekay LNG Partners, L.P.	60,000	2,500,200
Teekay Offshore Partners, L.P. (2)	80,000	2,620,800
		14,737,099
Upstream - 4.1% (1)
United States - 4.1% (1)
Legacy Reserves, L.P.	93,000	2,455,200
Memorial Production Partners, L.P.	50,000	1,117,000
QR Energy, L.P.	195,000	3,420,300
		6,992,500

Total Master Limited Partnerships and Related Companies (Cost $44,285,321)		$55,689,416

	Principal
Senior Notes - 24.3% (1)	Amount
Engineering & Construction - 3.1% (1)
United States - 3.1% (1)
Zachry Holdings Inc., 7.500%, due 02/01/2020 (2) (4)	5,000,000	$5,350,000

Exploration and Production - 12.6% (1)
United States - 12.6% (1)
Barrett Bill Corp., 7.000%, due 10/15/2022	4,750,000	4,999,375
Comstock Res Inc., 7.750%, due 04/01/2019	5,000,000	5,375,000
Denbury Res Inc., 4.625%, due 07/15/2023	4,000,000	3,790,000
Penn Va Corp., 8.500%, due 05/01/2020	3,000,000	3,315,000
Resolute Energy Corp., 8.500%, due 05/01/2020	2,000,000	2,130,000
Sanchez Energy Corp., 7.750%, due 06/15/2021 (4)	2,000,000	2,100,000
		21,709,375
Metals & Mining - 2.5% (1)
United States - 2.5% (1)
Cliffs Natural Resources Inc., 6.250%, due 10/01/2040	5,000,000	4,329,375

Oil & Gas Services - 3.8% (1)
United States - 3.8% (1)
Key Energy SVCS Inc., 6.750%, due 03/01/2021	4,000,000	4,210,000
Northern Oil & Gas Inc., 8.000%, due 06/01/2020	2,250,000	2,407,500
		6,617,500
Refining - 2.3% (1)
United States - 2.3% (1)
Western Refining Inc., 6.250%, due 04/01/2021	3,750,000	3,881,250

Total Senior Notes (Cost $41,058,008)		$41,887,500

Short-Term Investments - Investment Companies - 1.6% (1)	Shares
United States - 1.6% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (5)	546,518	$546,518
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (5)	546,518	546,518
Fidelity Money Market Protfolio - Institutional Class, 0.04% (5)	546,518	546,518
First American Government Obligations Fund - Class Z, 0.01% (5)	546,517	546,517
Invesco STIC Prime Portfolio, 0.04% (5)	546,517	546,517
Total Short-Term Investments (Cost $2,732,588)		$2,732,588

Total Investments - 117.8% (1) (Cost $168,634,749)		$202,788,225
Liabilities in Excess of Other Assets - (17.8)% (1)		(30,657,803)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$172,130,422

SCHEDULE OF WRITTEN CALL OPTIONS
Options - (0.0)%(1)
United States - (0.0)% (1)	Contracts
E.I. du Pont de Nemours and Company Call Option
Expiration: April 2014, Exercise Price: $70.00	(200)	$(7,800)
HollyFrontier Corporation Call Option
Expiration: April 2014, Exercise Price: $50.00	(200)	(9,000)
LyondellBasell Industries Call Option
Expiration: April 2014, Exercise Price: $92.50	(300)	(25,500)
Marathon Petroleum Corporation Call Option
Expiration: April 2014, Exercise Price: $95.00	(150)	(13,500)
Phillips 66 Call Option
Expiration: April 2014, Exercise Price: $82.50	(150)	(7,125)

Total Options (Proceeds $83,075)		$(62,925)

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(3)	No distribution or dividend was made during the fiscal year ended February 28, 2014. As such, it is classified as a non-income producing security as of February 28, 2014.
(4)	Restricted security under Rule 144A under the Securities Act of 1933, as amended.
(5)	Rate reported is the current yield as of February 28, 2014.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$168,767,399
Gross unrealized appreciation	$37,132,504
Gross unrealized depreciation	(3,111,678)
Net unrealized appreciation	$$34,020,826

* The above table only reflects tax adjustments through November 30, 2013.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Renaissance Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2014	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$102,478,721	$102,478,721	$-	$-
Master Limited Partnerships and Related Companies (a)	55,689,416	55,689,416	-	-
Total Equity Securities	158,168,137	158,168,137	-	-
Notes Senior Notes(a)	41,887,500	-	41,887,500	-
Total Notes	41,887,500	-	41,887,500	-

Other
Short Term Investment	2,732,588	2,732,588	-	-
Total Other	2,732,588	2,732,588	-	-
Total Assets	$202,788,225	$160,900,725	$41,887,500	$-
Liabilities Written Call Options	62,925	62,925	-	-
Total Liabilities	62,925	62,925	-	-
Total	$202,725,300	$160,837,800	$41,887,500	-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2014.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2014.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended February 28, 2014.

Transactions in written options contracts for the period ended February 28, 2014, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2013	-	$-
Options written	1,000	83,075
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Outstanding at February 28, 2014	1,000	$83,075

The average monthly fair value of written options during the period ended February 28, 2014 was $27,692.

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2014.
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$-	$-	$-

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$-	$20,150	$20,150

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            The Cushing Renaissance Fund

By (Signature and Title)                   /s/ Daniel L. Spears
Daniel L. Spears, President

Date         4/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Daniel L. Spears
Daniel L. Spears, President

Date        4/29/2014

By (Signature and Title)                   /s/ John H. Alban
John H. Alban, Treasurer

Date        4/29/2014